Shareholder Report, Average Annual Return (Details)		12 Months Ended	54 Months Ended		60 Months Ended	97 Months Ended		99 Months Ended	113 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025		Apr. 30, 2025	Apr. 30, 2025		Apr. 30, 2025 [5]	Apr. 30, 2025 [6]	Apr. 30, 2025
Washington Mutual Investors Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	8.53%			14.03%					10.69%
Washington Mutual Investors Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	10.61%			13.98%					10.66%
Washington Mutual Investors Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-E
Average Annual Return, Percent	[1]	12.17%			14.57%					10.82%
Washington Mutual Investors Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-F-1
Average Annual Return, Percent	[1]	12.62%			15.05%					11.30%
Washington Mutual Investors Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-F-2
Average Annual Return, Percent	[1]	12.71%	15.18%	[2]
Washington Mutual Investors Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-F-3
Average Annual Return, Percent	[1]	12.76%	15.22%	[3]
Washington Mutual Investors Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	9.89%			14.53%	11.68%	[4]
Washington Mutual Investors Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	6.00%			13.53%					10.49%
Washington Mutual Investors Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	10.63%			14.02%					10.46%
Washington Mutual Investors Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class F-1
Average Annual Return, Percent	[1]	12.40%			14.82%					11.07%
Washington Mutual Investors Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class F-2
Average Annual Return, Percent	[1]	12.69%			15.11%					11.35%
WASHINGTON MUTUAL INVESTORS FUND Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class F-3
Average Annual Return, Percent	[1]	12.81%			15.24%			12.14%
WASHINGTON MUTUAL INVESTORS FUND Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class R-1
Average Annual Return, Percent	[1]	11.59%			13.99%					10.26%
WASHINGTON MUTUAL INVESTORS FUND Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class R-2
Average Annual Return, Percent	[1]	11.59%			13.99%					10.26%
WASHINGTON MUTUAL INVESTORS FUND Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class R-2E
Average Annual Return, Percent	[1]	11.93%			14.32%					10.61%
WASHINGTON MUTUAL INVESTORS FUND Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class R-3
Average Annual Return, Percent	[1]	12.09%			14.49%					10.75%
WASHINGTON MUTUAL INVESTORS FUND Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class R-4
Average Annual Return, Percent	[1]	12.42%			14.84%					11.08%
WASHINGTON MUTUAL INVESTORS FUND Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class R-5
Average Annual Return, Percent	[1]	12.75%			15.18%					11.42%
WASHINGTON MUTUAL INVESTORS FUND Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class R-5E
Average Annual Return, Percent	[1]	12.65%			15.07%				11.92%
WASHINGTON MUTUAL INVESTORS FUND Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class R-6
Average Annual Return, Percent	[1]	12.82%			15.23%					11.47%
WASHINGTON MUTUAL INVESTORS FUND Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	9.96%			14.59%	11.74%	[7]
Without Sales Load [Member] | Washington Mutual Investors Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	12.45%			14.85%					11.08%
Without Sales Load [Member] | Washington Mutual Investors Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	11.61%			13.98%					10.66%
Without Sales Load [Member] | Washington Mutual Investors Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	12.68%			15.11%	12.03%	[4]
Without Sales Load [Member] | Washington Mutual Investors Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	12.46%			14.88%					11.14%
Without Sales Load [Member] | Washington Mutual Investors Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	11.63%			14.02%					10.46%
Without Sales Load [Member] | WASHINGTON MUTUAL INVESTORS FUND Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Washington Mutual Investors Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	12.78%			15.18%	12.09%	[7]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[8]	12.10%	14.28%	[2],[3]	15.61%	13.17%	[4],[7]	13.27%	12.92%	12.32%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 529-F-2 shares were first offered on October 30, 2020.
[3]	Class 529-F-3 shares were first offered on October 30, 2020.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class F-3 shares were first offered on January 27, 2017.
[6]	Class R-5E shares were first offered on November 20, 2015.
[7]	Class T shares were first offered on April 7, 2017.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.